UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VIRGINIA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005



 [LOGO OF USAA]
    USAA(R)

                                     USAA VIRGINIA
                                            MONEY MARKET Fund

                                   [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Citibank, N.A., JPMorgan Chase Bank, N.A., Morgan Stanley, PNC Bank, N.A., Societe Generale, or Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Freddie Mac or National Rural Utility Corp.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., CIFG Assurance, N.A., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MFH     Multifamily Housing

              PCRB    Pollution Control Revenue Bond

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

              ROC     Reset Option Certificates

              TRAN    Tax Revenue Anticipation Note

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (81.4%)

             VIRGINIA (75.1%)
  $ 4,200    Albemarle County IDA RB, Series 2004 (LOC - SunTrust Bank)                3.55%      10/01/2029      $  4,200
    3,000    Alexandria IDA RB, Series 2005 (LIQ)(INS)(a)                              3.53       10/01/2030         3,000
    3,250    Charlottesville IDA RB, Series 2004 (LOC - U.S. Bank, N.A.)               3.61        7/01/2010         3,250
    8,750    Chesterfield County IDA PCRB, Series 1993                                 3.81        8/01/2009         8,750
             Chesterfield County IDA RB,
    7,000       Series 1989 (LOC - Wachovia Bank, N.A.)                                3.71        2/01/2008         7,000
    5,000       Series 2002A (LOC - Bank of America, N.A.)                             3.50        7/01/2029         5,000
             College Building Auth. Educational Facilities RB,
    6,000       Series 2002A, Floater Certificates, Series 2001-721 (LIQ)(a)           3.55        9/01/2022         6,000
    2,900       Series 2005A, PUTTER, Series 1153 (LIQ)(a)                             3.55        9/01/2013         2,900
    5,390    Commonwealth GO, Series 2004B, PUTTER, Series 1217 (LIQ)(a)               3.55        6/01/2012         5,390
    9,500    Fairfax County Economic Development Auth. RB, ABN AMRO MuniTops
                Certificates Trust, Series 2003-33 (LIQ)(INS)(a)                       3.53        4/01/2011         9,500
    2,700    Front Royal & Warren County Hospital Facilities IDA RB, Series 2003
                (LOC - Branch Banking & Trust Co.)                                     3.55        5/01/2023         2,700
   18,610    Hampton Redevelopment and Housing Auth. MFH RB, Series 2005 (NBGA)        3.53       10/01/2035        18,610
    7,600    Hanover County IDA Residential Care Facility RB, Series 1999
                (LOC - Branch Banking & Trust Co.)                                     3.55        7/01/2029         7,600
    9,500    Harrisonburg Redevelopment and Housing Auth. RB, Series 2001A (LIQ)
                (LOC - Societe Generale)                                               3.85        2/01/2007         9,500
             Henrico County Economic Development Auth. RB,
    3,350       Series 2003B (LOC - KBC Bank, N.V.)                                    3.52        7/01/2008         3,350
    5,000       Series 2003B (LOC - KBC Bank, N.V.)                                    3.52       10/01/2035         5,000
    3,150    Henrico County IDA RB, Series 1986C (NBGA)                                3.70        7/15/2016         3,150
    1,700    Loudoun County IDA RB, Series 2003A                                       3.77        2/15/2038         1,700
    1,000    Lynchburg IDA RB, Series 2002 (LOC - U.S. Bank, N.A.)                     3.61        9/01/2006         1,000
    4,300    Montgomery County IDA RB, Series 2005 (LOC - Bank of America, N.A.)       3.80        6/01/2035         4,300
      395    Norfolk IDA RB, Series 1998 (LOC - Branch Banking & Trust Co.)            3.55        9/01/2020           395
             Norfolk Redevelopment and Housing Auth. RB,
    2,100       Series 1999 (LOC - Branch Banking & Trust Co.)                         3.55        3/01/2021         2,100
    5,000       Series 2005 (LIQ)(INS)                                                 3.53        8/01/2033         5,000
    3,200       Series 2005 (LOC - Bank of America, N.A.)                              3.55        7/01/2034         3,200
    3,060    Peninsula Ports Auth. Coal Terminal RB, Series 1987D
                (LOC - U.S. Bank, N.A.)                                                3.77        7/01/2016         3,060
    4,000    Portsmouth GO, Series 2005A, ROC Trust II-R,
                Series 6054 (LIQ)(INS)(a)                                              3.56        4/01/2021         4,000
             Richmond IDA RB,
    9,450       Series 2001 (LOC - SunTrust Bank)                                      3.80       12/01/2031         9,450
    6,775       Series 2002 (LOC - SunTrust Bank)                                      3.55        7/01/2022         6,775
    2,365    Rockingham County IDA Residential Care Facility RB, Series 2003
                (LOC - Branch Banking & Trust Co.)                                     3.55       12/01/2033         2,365
    4,000    Tazewell County IDA RB, Series 2002 (LOC - U.S. Bank, N.A.)               3.61        9/01/2006         4,000
    3,570    Univ. of Virginia RB, Series 2003B, MERLOT, Series 2003 B 31 (LIQ)(a)     3.54        6/01/2027         3,570
    1,750    Winchester IDA RB, Series 2005B (LOC - Branch Banking & Trust Co.)        3.55        1/01/2010         1,750

             PUERTO RICO (6.3%)
   13,263    Industrial, Tourist, Educational, Medical and Environmental Control RB,
                Series 1998 (LOC - Banco Santander Puerto Rico)                        3.63       10/01/2021        13,263
                                                                                                                  --------
            Total variable-rate demand notes (cost: $170,828)                                                      170,828
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             PUT BONDS (9.8%)

             VIRGINIA
   $3,300    Hampton IDA Hospital Facilities RB, Series 1997B                          2.70%      11/01/2011      $  3,300
    4,000    Housing Development Auth. Mortgage Bonds, Series 2005E-STEM-I             3.05       10/01/2015         4,000
             Louisa IDA PCRB,
    2,400       Series 1984                                                            2.97       12/01/2008         2,400
    3,500       Series 1984                                                            2.94       12/01/2008         3,500
             Peninsula Ports Auth. RB,
    1,700       Series 1987-A (LOC - Citibank, N.A.)                                   2.80        7/01/2016         1,700
    1,335       Series 1987-B (LOC - U.S. Bank, N.A.)                                  2.70        7/01/2016         1,335
    1,370    Prince William County IDA RB, Series 1992
                (LOC - Deutsche Bank Trust Co.)                                        2.85        9/01/2007         1,370
    2,840    Richmond IDA RB, Series 1987A (LOC - Wachovia Bank, N.A.)                 3.10        8/15/2015         2,840
                                                                                                                  --------
             Total put bonds (cost: $20,445)                                                                        20,445
                                                                                                                  --------

             FIXED-RATE INSTRUMENTS (8.6%)

             VIRGINIA (7.4%)
      500    Commonwealth GO, Series 1998                                              4.10        6/01/2006           502
    2,515    Norfolk GO, Series 2005 (INS)                                             2.50        3/01/2006         2,515
    6,000    Norfolk IDA Revenue Notes                                                 3.18        2/08/2006         6,000
    2,000    Norfolk IDA Revenue Notes                                                 3.11        2/08/2006         2,000
    4,500    Public School Auth. School Financing Bonds, Series 2005D                  5.00        8/01/2006         4,553

             PUERTO RICO (1.2%)
    2,500    Commonwealth TRAN, Series 2006 (LOC - BNP Paribas,
                Fortis Bank, Dexia Credit Local, Bank of Nova Scotia,
                Citibank, N.A., Royal Bank of Canada, State Street Bank & Trust Co.)   4.50        7/28/2006         2,518
                                                                                                                  --------
             Total fixed-rate instruments (cost: $18,088)                                                           18,088
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $209,361)                                                                   $209,361
                                                                                                                  ========

4

 N O T E S
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           to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $209,805,000 at December 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48465-0206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.